OTHER ASSETS (Details Narrative)	Jun. 30, 2025
In Process Research and Development [Member]
Useful life	3 years
Minimum [Member]
Useful life	14 years
Minimum [Member] | In Process Research and Development [Member]
Useful life	1 year 8 months 12 days
Maximum [Member]
Useful life	17 years
Maximum [Member] | In Process Research and Development [Member]
Useful life	2 years 6 months